Shareholders' Equity (Tables)	12 Months Ended
Sep. 30, 2021
Stockholder's Equity
Schedule of warrants activity

	Number	Weighted
	(000s)	average exercise price
Balance, September 30, 2019	—	C$	—
Issued	3,460		6.40
Balance, September 30, 2020	3,460	C$	6.40
Exercised	(3,390)		6.40
Expired	(70)		6.40
Balance, September 30, 2021	—	C$	—

Summary of options activity

	Number	Weighted
	(000s)	average exercise price
Balance, September 30, 2020	130	C$	5.20
Exercised	(130)		5.20
Balance, September 30, 2021	—	C$	—

Schedule of fair value of the stock options

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
Share price at grant date	C$8.48 – C$9.76	C$0.96
Risk-free interest rate	0.92 – 1.63%	1.63%
Expected volatility	48.96 – 55.08%	83.20%
Expected life of option	4.75 – 10 years	4 years
Expected dividend yield	Nil	Nil

Summary of restricted stock units

		Weighted
	Number of units (000’s)	average exercise price
Balance, September 30, 2020	—	C$	—
Granted	954		8.48
Balance, September 30, 2021	954	C$	8.48

Schedule of stock-based compensation expense

Year Ended	Year Ended
September 30,	September 30,
2021	2020
Stock-based compensation expense	$4,952	$171

Compensation options to underwriters
Stockholder's Equity
Summary of options activity

	Number	Weighted
	(000s)	average exercise price
Balance, September 30, 2019	—	C$	—
Issued	368		4.60
Exercised	(15)		4.60
Balance, September 30, 2020	353	C$	4.60
Exercised	(238)		4.60
Balance, September 30, 2021	115	C$	4.60

Stock options
Stockholder's Equity
Summary of options activity

		Weighted
	Number of options (000’s)	average exercise price
Balance, September 30, 2019	2,848	C$	1.96
Granted	25		4.40
Exercised	(131)		2.32
Expired	(110)		4.40
Forfeited	(5)		1.52
Balance, September 30, 2020	2,627	C$	1.99
Granted	1,396		8.40
Exercised	(117)		2.20
Expired	(65)		3.69
Forfeited	(55)		8.39
Balance, September 30, 2021	3,786	C$	4.15